Loans and Related Allowance for Loan Losses (Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, Total	$ 9,967	$ 6,228	$ 7,303
Interest Income Recognized, Total	524	97	139
Cash Basis Interest Income, Total	37	63	127
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	456	238	48
Impaired Loans with No Allowance: Interest Income Recognized	29	25	1
Impaired Loans with No Allowance: Cash Basis Interest Income			2
Average Recorded Investment, Total	456	238	48
Interest Income Recognized, Total	29	25	1
Cash Basis Interest Income, Total			2
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	3,675	2,058	2,141
Impaired Loans with No Allowance: Interest Income Recognized	331	45	62
Impaired Loans with No Allowance: Cash Basis Interest Income		27	49
Impaired Loans with Allowance: Average Recorded Investment			119
Average Recorded Investment, Total	3,675	2,058	2,260
Interest Income Recognized, Total	331	45	62
Cash Basis Interest Income, Total		27	49
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	1,228	168	420
Impaired Loans with No Allowance: Interest Income Recognized	136
Impaired Loans with Allowance: Average Recorded Investment			739
Average Recorded Investment, Total	1,228	168	1,159
Interest Income Recognized, Total	136
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	2,991	2,846	3,205
Impaired Loans with No Allowance: Interest Income Recognized	28	27	76
Impaired Loans with No Allowance: Cash Basis Interest Income	37	36	71
Impaired Loans with Allowance: Average Recorded Investment	356	448	631
Impaired Loans with Allowance: Cash Basis Interest Income			5
Average Recorded Investment, Total	3,347	3,294	3,836
Interest Income Recognized, Total	28	27	76
Cash Basis Interest Income, Total	37	36	$ 76
Acquired with Credit Deterioration [Member] | Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, Total	738	417
Acquired with Credit Deterioration [Member] | Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	738	417
Acquired with Credit Deterioration [Member] | Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	523	53
Average Recorded Investment, Total	$ 523	$ 53